CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and balances at central banks	£ 55,130	£ 54,663
Items in the course of collection from banks	313	647
Financial assets at fair value through profit or loss	160,189	158,529
Derivative financial instruments	26,369	23,595
Loans and advances to banks	9,775	6,283
Loans and advances to customers	494,988	484,858
Debt securities	5,544	5,238
Financial assets at amortised cost	510,307	496,379
Financial assets at fair value through other comprehensive income	25,092	24,815
Investments in joint ventures and associates	304	91
Goodwill	2,324	2,310
Value of in-force business	5,558	4,762
Other intangible assets	3,808	3,347
Property, plant and equipment	13,104	12,300
Current tax recoverable	7	5
Deferred tax assets	2,666	2,453
Retirement benefit assets	681	1,267
Assets arising from reinsurance contracts held	23,567	7,860
Other assets	4,474	4,575
Total assets	833,893	797,598
Liabilities
Deposits from banks	28,179	30,320
Customer deposits	421,320	418,066
Items in course of transmission to banks	373	636
Financial liabilities at fair value through profit or loss	21,486	30,547
Derivative financial instruments	25,779	21,373
Notes in circulation	1,079	1,104
Debt securities in issue	97,689	91,168
Liabilities arising from insurance contracts and participating investment contracts	111,449	98,874
Liabilities arising from non-participating investment contracts	37,459	13,853
Other liabilities	20,333	19,633
Retirement benefit obligations	257	245
Current tax liabilities	187	377
Deferred tax liabilities	44
Other provisions	3,323	3,547
Subordinated liabilities	17,130	17,656
Total liabilities	786,087	747,399
Equity
Share capital	7,005	7,116
Share premium account	17,751	17,719
Other reserves	13,695	13,210
Retained profits	3,246	5,389
Shareholders’ equity	41,697	43,434
Other equity instruments	5,906	6,491
Total equity excluding non-controlling interests	47,603	49,925
Non-controlling interests	203	274
Total equity	47,806	50,199
Total equity and liabilities	£ 833,893	£ 797,598